N-4	Jun. 08, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Brighthouse Separate Account A
Entity Central Index Key	0000356475
Entity Investment Company Type	N-4
Document Period End Date	Jun. 08, 2026
Amendment Flag	false
Series S - L Share Option (offered on and after May 2, 2016) | Living Benefit GLWB
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	FlexChoice Access LevelOffers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[2]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)		Rider Charge
06/22/26[1]	—	5.00%	10th Contract Anniversary	59 1∕2	Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	5.00%	5.00%	4.00%
						65+	6.50%	6.50%	5.50%
FlexChoice Access ExpediteOffers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[2]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)			Rider Charge
06/22/26[1]	—	5.00%	10th Contract Anniversary	59 1∕2	Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Age When Account Value is Reduced to Zero	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	6.50%	79 or younger	3.00%	2.50%
								80+	3.50%	2.75%
						65+	9.00%	79 or younger	3.50%	2.75%
								80+	3.50%	2.75%
1.FlexChoice Access and the GLWB Death Benefit currently are available for purchase in all states. FlexChoice is no longer available for purchase.2.When the Account Value is greater than zero, only one GLWB Withdrawal Rate will apply. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age and is independent of your election of payments using the applicable Single or Joint Lifetime Guarantee Rate when your Account Value is reduced to zero.
Series S (offered on and after May 2, 2016) | Living Benefit GLWB
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	FlexChoice Access LevelOffers a steady GLWB Withdrawal Rate and GLWB Lifetime Guarantee Rate throughout your lifetime.
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[2]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)		Rider Charge
06/22/26[1]	—	5.00%	10th Contract Anniversary	59 1∕2	Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	5.00%	5.00%	4.00%
						65+	6.50%	6.50%	5.50%
FlexChoice Access ExpediteOffers a higher GLWB Withdrawal Rate while your Account Value is greater than zero and a reduced GLWB Lifetime Guarantee Rate if your Account Value is reduced to zero.
Date First Available	Date Last Available	Rollup Rate	Rollup Rate Period End Date	Lifetime Withdrawal Age	Minimum Spousal Age	GLWB Withdrawal Rate (When Account Value is greater than $0)[2]		GLWB Lifetime Guarantee Rate (When Account Value is reduced to $0)			Rider Charge
06/22/26[1]	—	5.00%	10th Contract Anniversary	59 1∕2	Your Spouse's Date of Birth may not be more than 10 years after your Date of Birth.	Age at 1st Withdrawal After Age 59 1∕2	Withdrawal Rate	Age When Account Value is Reduced to Zero	Single Lifetime Guarantee Rate	Joint Lifetime Guarantee Rate	Maximum Charge: 2.00% of the Benefit Base Current Charge: 1.35% of the Benefit Base
						59 1∕2 to less than 65	6.50%	79 or younger	3.00%	2.50%
								80+	3.50%	2.75%
						65+	9.00%	79 or younger	3.50%	2.75%
								80+	3.50%	2.75%
1.FlexChoice Access and the GLWB Death Benefit currently are available for purchase in all states. FlexChoice is no longer available for purchase.2.When the Account Value is greater than zero, only one GLWB Withdrawal Rate will apply. Your GLWB Withdrawal Rate is determined by when you take your first withdrawal after the Lifetime Withdrawal Age and is independent of your election of payments using the applicable Single or Joint Lifetime Guarantee Rate when your Account Value is reduced to zero.